Investment instruments	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Investment instruments

Note 11 – Investment instruments

a)	Investment instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2020 and 2019, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2020			As of December 31, 2019
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,960,104	111,542	4,071,646	3,588,214	115,658	3,703,872
Equity instruments	10,795	—	10,795	10,676	—	10,676
Totals	3,970,899	111,542	4,082,441	3,598,890	115,658	3,714,548

b)	Debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2020 and 2019, the detail of financial instruments measured at FVOCI and at amortized cost is as follows:

	As of December 31, 2020			As of December 31, 2019
	At FVOCI	At amortized cost	Totals	At FVOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,170,841	—	1,170,841	477,900	—	477,900
Chilean Treasury bonds	1,783,765	—	1,783,765	1,609,397	—	1,609,397
Other goverment securities	101,573	—	101,573	86,981	—	86,981
Other local institutions financial instruments
Time deposits in local banks	14,856	—	14,856	412,962	—	412,962
Mortgage finance bonds	30	—	30	41	—	41
Chilean financial institutions bonds	277,163	—	277,163	118,583	—	118,583
Other local financial investments	—	—	—	—	—	—
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	217,185	—	217,185	165,927	—	165,927
Other foreign financial instruments	394,691	111,542	506,233	716,423	115,658	832,081
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Totals	3,960,104	111,542	4,071,646	3,588,214	115,658	3,703,872

As of December 31, 2020 this total includes MCh$1,205,711, included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2020, the portfolio at FVTOCI includes an unrealized gain of MCh$42,407, presented in Equity as valuation accounts, distributed among a gain of MCh$34,814 attributable to equity holders and a gain of MCh$7,593 attributable to non-controlling interest.

As of December 31, 2020, the portfolio of financial instruments at FVTOCI includes financial instruments for an amount of Ch$319,213 million pledged as collateral to the Central Bank of Chile (BCCh) in order to access the new Conditional Funding Facility (FCIC). This program was implemented by the BCCh as a measure to support liquidity and credit access as a response to the financial needs generated by the Covid-19 pandemic. Further disclosures on FCIC are included in Note 19 and Note 23.

Note 11 – Investment instruments, continued

c)	Impairment of debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2020 and 2019 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

	Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(2,310)	—	—	(2,310)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(210)	—	—	(210)
- Decreases due to change in credit risk	1,127	—	—	1,127
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(40)	—	—	(40)
Financial assets that have been derecognized	522	—	—	522
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(911)	—	—	(911)

Financial instruments at FVOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	(134)	—	—	(134)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(2,195)	—	—	(2,195)
Financial assets that have been derecognized	19	—	—	19
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2019	(2,310)	—	—	(2,310)

Note 11 – Investment instruments, continued

As of December 31, 2020 and 2019 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2020	(24)	—	—	(24)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(86)	—	—	(86)
Financial assets that have been derecognized	9	—	—	9
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2020	(101)	—	—	(101)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2019	(13)	—	—	(13)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(24)	—	—	(24)
Financial assets that have been derecognized	13	—	—	13
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2019	(24)	—	—	(24)

Note 11 – Investment instruments, continued

d)	Unrealized gains and losses of the portfolio at FVTOCI

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2020 and 2019 are detailed as follows:

	As of December 31, 2020				As of December 31, 2019
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	1,171,350	29	(538)	1,170,841	477,127	2,023	(1,250)	477,900
Chilean Treasury bonds	1,781,626	8,989	(6,850)	1,783,765	1,593,550	19,865	(4,018)	1,609,397
Other government securities	96,924	4,409	240	101,573	86,454	626	(99)	86,981
Other local institutions financial instruments
Time deposits in local banks	14,622	252	(18)	14,856	412,936	85	(59)	412,962
Mortgage finance bonds	29	1	—	30	40	1	—	41
Chilean financial institutions bonds	273,028	4,135	—	277,163	117,641	1,008	(66)	118,583
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	193,389	23,848	(52)	217,185	160,481	5,520	(74)	165,927
Other foreign financial instruments	391,058	3,724	(91)	394,691	697,663	18,965	(205)	716,423
Investments not quoted in active markets
Corporate bonds	—	—	—	—	—	—	—	—
Equity instruments
Unlisted securities	6,466	4,329	—	10,795	6,965	3,711	—	10,676
Totals	3,928,492	49,716	(7,309)	3,970,899	3,552,857	51,804	(5,771)	3,598,890

e)	Equity instruments at fair value through other comprehensive income

As of December 31, 2020 and 2019 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2020	2019
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,616	4,990

Foreign entities
A.C.H Colombia	1,173	989
Redeban Multicolor S.A.	717	634
Cámara de Compensación Divisas de Colombia S.A.	309	270
Cámara de Riesgo Central de Contraparte S.A. (*)	—	160
Bolsa de Valores de Colombia	969	781
Credibanco	2,990	2,831
Others	21	21
Totals	10,795	10,676

(*)     In August 2020, the Cámara de Riesgo Central de Contraparte S.A. participation was sold, corresponding to 2.43% of the total equity, generating a profit of Ch$449 million recorded in income from investments in companies.

Note 11 – Investment instruments, continued

Amounts recognized in profit and loss and other comprehensive income

For the years ended December 31, 2020 and 2019, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2020	2019
	MCh$	MCh$
Dividends from equity investments held at FVOCI recognized in profit or loss	979	904
Related to investments derecognized during the period	56,838	35,489
Related to investments held at the end of the reporting period	—	—
Totals	57,817	36,393